Distribution Date:	12/15/23	Benchmark 2019-B10 Mortgage Trust
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2019-B10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	9-13		Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	18
			Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	19		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	25		Don Simon	(203) 660-6100
Historical Bond / Collateral Loss Reconciliation Detail	26		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27	Directing Holder	ES Ventures Holding, Inc.
Supplemental Notes	28		CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162VAA6	2.793000%	18,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162VAB4	3.614000%	130,611,000.00	94,728,749.04	1,936,446.97	285,291.42	0.00	0.00	2,221,738.39	92,792,302.07	31.62%	30.00%
A-SB	08162VAC2	3.615000%	36,997,000.00	36,997,000.00	0.00	111,453.46	0.00	0.00	111,453.46	36,997,000.00	31.62%	30.00%
A-3	08162VAD0	3.455000%	260,000,000.00	260,000,000.00	0.00	748,583.33	0.00	0.00	748,583.33	260,000,000.00	31.62%	30.00%
A-4	08162VAE8	3.717000%	319,747,000.00	319,747,000.00	0.00	990,416.33	0.00	0.00	990,416.33	319,747,000.00	31.62%	30.00%
A-M	08162VAG3	3.979000%	107,978,000.00	107,978,000.00	0.00	358,037.05	0.00	0.00	358,037.05	107,978,000.00	21.21%	20.13%
B	08162VAH1	4.180000%	45,105,000.00	45,105,000.00	0.00	157,115.75	0.00	0.00	157,115.75	45,105,000.00	16.86%	16.00%
C	08162VAJ7	3.750000%	45,105,000.00	45,105,000.00	0.00	140,953.13	0.00	0.00	140,953.13	45,105,000.00	12.51%	11.88%
D	08162VAV0	3.000000%	28,703,000.00	28,703,000.00	0.00	71,757.50	0.00	0.00	71,757.50	28,703,000.00	9.75%	9.25%
E	08162VAX6	3.000000%	23,236,000.00	23,236,000.00	0.00	58,090.00	0.00	0.00	58,090.00	23,236,000.00	7.51%	7.13%
F	08162VAZ1	3.596291%	24,602,000.00	24,602,000.00	0.00	73,729.96	0.00	0.00	73,729.96	24,602,000.00	5.14%	4.88%
G	08162VBB3	3.596291%	10,935,000.00	10,935,000.00	0.00	32,771.20	0.00	0.00	32,771.20	10,935,000.00	4.08%	3.88%
H*	08162VBD9	3.596291%	42,371,344.00	42,371,344.00	0.00	281,837.07	0.00	0.00	281,837.07	42,371,344.00	0.00%	0.00%
VRR Interest	BCC2JC348	4.846291%	57,550,018.15	54,710,952.31	101,918.26	229,104.54	0.00	0.00	331,022.80	54,609,034.05	0.00%	0.00%
R	08162VBH0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162VBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,151,000,362.15	1,094,219,045.35	2,038,365.23	3,539,140.74	0.00	0.00	5,577,505.97	1,092,180,680.12

X-A	08162VAF5	1.194408%	873,393,000.00	819,450,749.04	0.00	815,632.43	0.00	0.00	815,632.43	817,514,302.07
X-B	08162VAK4	0.881291%	90,210,000.00	90,210,000.00	0.00	66,251.05	0.00	0.00	66,251.05	90,210,000.00
X-D	08162VAM0	1.846291%	51,939,000.00	51,939,000.00	0.00	79,912.09	0.00	0.00	79,912.09	51,939,000.00
X-F	08162VAP3	1.250000%	24,602,000.00	24,602,000.00	0.00	25,627.08	0.00	0.00	25,627.08	24,602,000.00
X-G	08162VAR9	1.250000%	10,935,000.00	10,935,000.00	0.00	11,390.62	0.00	0.00	11,390.62	10,935,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08162VAT5	1.250000%	42,371,344.00	42,371,344.00	0.00	44,136.82	0.00	0.00	44,136.82	42,371,344.00
Notional SubTotal			1,093,450,344.00	1,039,508,093.04	0.00	1,042,950.09	0.00	0.00	1,042,950.09	1,037,571,646.07

Deal Distribution Total					2,038,365.23	4,582,090.83	0.00	0.00	6,620,456.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162VAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162VAB4	725.27389760	14.82606342	2.18428325	0.00000000	0.00000000	0.00000000	0.00000000	17.01034668	710.44783418
A-SB	08162VAC2	1,000.00000000	0.00000000	3.01249993	0.00000000	0.00000000	0.00000000	0.00000000	3.01249993	1,000.00000000
A-3	08162VAD0	1,000.00000000	0.00000000	2.87916665	0.00000000	0.00000000	0.00000000	0.00000000	2.87916665	1,000.00000000
A-4	08162VAE8	1,000.00000000	0.00000000	3.09749999	0.00000000	0.00000000	0.00000000	0.00000000	3.09749999	1,000.00000000
A-M	08162VAG3	1,000.00000000	0.00000000	3.31583332	0.00000000	0.00000000	0.00000000	0.00000000	3.31583332	1,000.00000000
B	08162VAH1	1,000.00000000	0.00000000	3.48333333	0.00000000	0.00000000	0.00000000	0.00000000	3.48333333	1,000.00000000
C	08162VAJ7	1,000.00000000	0.00000000	3.12500011	0.00000000	0.00000000	0.00000000	0.00000000	3.12500011	1,000.00000000
D	08162VAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162VAX6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162VAZ1	1,000.00000000	0.00000000	2.99690919	0.00000000	0.00000000	0.00000000	0.00000000	2.99690919	1,000.00000000
G	08162VBB3	1,000.00000000	0.00000000	2.99690901	0.00000000	0.00000000	0.00000000	0.00000000	2.99690901	1,000.00000000
H	08162VBD9	1,000.00000000	0.00000000	6.65159618	(3.65468700)	8.68738669	0.00000000	0.00000000	6.65159618	1,000.00000000
VRR Interest	BCC2JC348	950.66785500	1.77095096	3.98096382	(0.14161959)	0.33663777	0.00000000	0.00000000	5.75191478	948.89690404
R	08162VBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162VBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162VAF5	938.23828338	0.00000000	0.93386646	0.00000000	0.00000000	0.00000000	0.00000000	0.93386646	936.02112917
X-B	08162VAK4	1,000.00000000	0.00000000	0.73440916	0.00000000	0.00000000	0.00000000	0.00000000	0.73440916	1,000.00000000
X-D	08162VAM0	1,000.00000000	0.00000000	1.53857583	0.00000000	0.00000000	0.00000000	0.00000000	1.53857583	1,000.00000000
X-F	08162VAP3	1,000.00000000	0.00000000	1.04166653	0.00000000	0.00000000	0.00000000	0.00000000	1.04166653	1,000.00000000
X-G	08162VAR9	1,000.00000000	0.00000000	1.04166621	0.00000000	0.00000000	0.00000000	0.00000000	1.04166621	1,000.00000000
X-H	08162VAT5	1,000.00000000	0.00000000	1.04166675	0.00000000	0.00000000	0.00000000	0.00000000	1.04166675	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/23 - 11/30/23	30	0.00	285,291.42	0.00	285,291.42	0.00	0.00	0.00	285,291.42	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	111,453.46	0.00	111,453.46	0.00	0.00	0.00	111,453.46	0.00
A-3	11/01/23 - 11/30/23	30	0.00	748,583.33	0.00	748,583.33	0.00	0.00	0.00	748,583.33	0.00
A-4	11/01/23 - 11/30/23	30	0.00	990,416.33	0.00	990,416.33	0.00	0.00	0.00	990,416.33	0.00
A-M	11/01/23 - 11/30/23	30	0.00	358,037.05	0.00	358,037.05	0.00	0.00	0.00	358,037.05	0.00
X-A	11/01/23 - 11/30/23	30	0.00	815,632.43	0.00	815,632.43	0.00	0.00	0.00	815,632.43	0.00
X-B	11/01/23 - 11/30/23	30	0.00	66,251.05	0.00	66,251.05	0.00	0.00	0.00	66,251.05	0.00
X-D	11/01/23 - 11/30/23	30	0.00	79,912.09	0.00	79,912.09	0.00	0.00	0.00	79,912.09	0.00
X-F	11/01/23 - 11/30/23	30	0.00	25,627.08	0.00	25,627.08	0.00	0.00	0.00	25,627.08	0.00
X-G	11/01/23 - 11/30/23	30	0.00	11,390.62	0.00	11,390.62	0.00	0.00	0.00	11,390.62	0.00
X-H	11/01/23 - 11/30/23	30	0.00	44,136.82	0.00	44,136.82	0.00	0.00	0.00	44,136.82	0.00
B	11/01/23 - 11/30/23	30	0.00	157,115.75	0.00	157,115.75	0.00	0.00	0.00	157,115.75	0.00
C	11/01/23 - 11/30/23	30	0.00	140,953.13	0.00	140,953.13	0.00	0.00	0.00	140,953.13	0.00
D	11/01/23 - 11/30/23	30	0.00	71,757.50	0.00	71,757.50	0.00	0.00	0.00	71,757.50	0.00
E	11/01/23 - 11/30/23	30	0.00	58,090.00	0.00	58,090.00	0.00	0.00	0.00	58,090.00	0.00
F	11/01/23 - 11/30/23	30	0.00	73,729.96	0.00	73,729.96	0.00	0.00	0.00	73,729.96	0.00
G	11/01/23 - 11/30/23	30	0.00	32,771.20	0.00	32,771.20	0.00	0.00	0.00	32,771.20	0.00
H	11/01/23 - 11/30/23	30	522,950.25	126,983.07	0.00	126,983.07	(154,854.00)	0.00	0.00	281,837.07	368,096.25
VRR Interest	11/01/23 - 11/30/23	30	27,523.72	220,954.33	0.00	220,954.33	(8,150.21)	0.00	0.00	229,104.54	19,373.51
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			550,473.97	4,419,086.62	0.00	4,419,086.62	(163,004.21)	0.00	0.00	4,582,090.83	387,469.76

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Pooled Aggregate Available Funds (1)	6,620,456.06
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,439,559.66	Master Servicing Fee	10,369.70
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	6,200.57
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	455.92
Deferred Interest	0.00	Operating Advisor Fee	1,413.37
ARD Interest	0.00	EU Reporting Administrator Fee	2,033.42
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,439,559.66	Total Fees	20,472.99

Principal		Expenses/Reimbursements
Scheduled Principal	589,048.72	Reimbursement for Interest on Advances	62,302.38
Unscheduled Principal Collections		ASER Amount	(232,729.09)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,422.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,449,316.51	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,038,365.23	Total Expenses/Reimbursements	(163,004.21)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,582,090.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,038,365.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,620,456.06
Total Funds Collected	6,477,924.89	Total Funds Distributed	6,477,924.84

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,094,219,046.15	1,094,219,046.15	Beginning Certificate Balance	1,094,219,045.35
(-) Scheduled Principal Collections	589,048.72	589,048.72	(-) Principal Distributions	2,038,365.23
(-) Unscheduled Principal Collections	1,449,316.51	1,449,316.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,092,180,680.92	1,092,180,680.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,094,401,663.16	1,094,401,663.16	Ending Certificate Balance	1,092,180,680.12
Ending Actual Collateral Balance	1,092,427,441.41	1,092,427,441.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP
	7,499,999 or less	3	16,460,018.53	1.51%	63	4.8465	2.369938	1.44 or less	17	402,398,145.69	36.84%	56	5.0048	1.112098
7,500,000 to 14,999,999		14	164,872,513.83	15.10%	62	5.0042	1.769220	1.45 to 1.49	1	60,000,000.00	5.49%	3	4.1305	1.460000
15,000,000 to 24,999,999		10	193,982,490.69	17.76%	62	5.0671	1.720060	1.50 to 1.74	6	120,302,866.94	11.01%	63	4.6039	1.617649
25,000,000 to 49,999,999		12	403,513,848.07	36.95%	57	4.9627	1.726109	1.75 to 2.49	15	426,983,615.26	39.09%	62	4.8161	1.984456
	50,000,000 or greater	5	309,920,600.29	28.38%	50	4.5465	1.496231	2.50 to 3.49	3	58,289,385.57	5.34%	62	5.4976	2.885238
	Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210	3.50 and greater	2	20,775,457.95	1.90%	63	5.1451	3.820130
								Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP
							Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP
Alabama	21	30,509,056.11	2.79%	62	5.2092	1.996175
							Industrial	1	6,170,290.81	0.56%	62	4.8800	1.770000
Arizona	3	51,977,632.19	4.76%	62	5.7275	2.286276
							Lodging	7	108,842,209.27	9.97%	62	5.4117	2.206226
California	7	181,165,514.37	16.59%	62	4.7609	1.768154
							Mixed Use	6	95,800,000.00	8.77%	63	5.0208	1.743695
Colorado	1	30,722,183.45	2.81%	63	4.8900	1.700000
							Multi-Family	14	282,317,754.66	25.85%	42	4.8124	1.565599
Florida	2	10,732,213.43	0.98%	62	5.0879	1.802064
							Office	18	385,400,991.28	35.29%	62	4.6438	1.577235
Illinois	4	40,599,192.38	3.72%	63	4.8884	2.032381
							Other	1	11,000,000.00	1.01%	63	4.8500	1.890000
Indiana	1	12,230,453.08	1.12%	61	4.9600	1.180000
							Retail	43	168,468,291.93	15.42%	61	5.0020	1.500574
Iowa	2	1,636,003.93	0.15%	61	5.1575	1.190000
							Self Storage	6	30,749,933.48	2.82%	62	5.0353	2.700387
Massachusetts	1	5,347,477.44	0.49%	63	4.8200	1.420000
							Totals	97	1,092,180,680.92	100.00%	57	4.8683	1.675210
Michigan	4	4,924,071.18	0.45%	61	5.1542	1.434254

Minnesota	7	6,062,421.48	0.56%	61	5.1575	1.190000

Missouri	1	59,920,600.29	5.49%	59	4.9968	1.100000

New Hampshire	1	5,076,719.08	0.46%	63	4.8200	1.420000

New York	11	281,155,365.77	25.74%	49	4.4869	1.580552

Ohio	4	98,196,385.26	8.99%	39	5.0733	1.493032

Oklahoma	10	50,671,322.01	4.64%	63	5.2216	1.309431

Pennsylvania	4	36,595,318.30	3.35%	63	5.0948	1.395516

Tennessee	1	6,170,290.81	0.56%	62	4.8800	1.770000

Texas	10	153,357,250.86	14.04%	63	4.9046	2.106391

Washington	1	21,700,000.00	1.99%	62	5.0000	0.770000

Totals	97	1,092,180,680.92	100.00%	57	4.8683	1.675210

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP
	3.9999% or less	2	115,000,000.00	10.53%	63	3.8917	1.933913	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	60,000,000.00	5.49%	3	4.1305	1.460000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	16,811,053.03	1.54%	63	4.4032	3.555047	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	16	411,104,394.25	37.64%	62	4.8659	1.542458	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	23	485,834,024.13	44.48%	57	5.2065	1.689286	49 months or greater	44	1,088,749,471.41	99.69%	57	4.8674	1.675857
	Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210	Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP
	60 months or less	6	260,818,578.12	23.88%	38	4.7832	1.287872	Interest Only	20	593,950,683.49	54.38%	56	4.7232	1.759791
	61 months or greater	38	827,930,893.29	75.81%	63	4.8939	1.798082	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210	300 months to 350 months	23	483,337,734.89	44.25%	57	5.0555	1.533965
								351 months or greater	1	11,461,053.03	1.05%	63	4.4000	3.310000
								Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,431,209.51	0.31%	62	5.1800	NAP			No outstanding loans in this group
Underwriter's Information		1	8,100,683.49	0.74%	63	5.1000	1.570000
	12 months or less	43	1,080,648,787.92	98.94%	57	4.8656	1.676650
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,092,180,680.92	100.00%	57	4.8683	1.675210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10201216	1	OF	New York	NY	Actual/360	3.914%	244,625.00	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	12/11/23
2	10201217	1	OF	New York	NY	Actual/360	4.750%	237,500.00	0.00	0.00	N/A	12/06/28	--	60,000,000.00	60,000,000.00	10/06/23
3	10201218	1	RT	Saint Louis	MO	Actual/360	4.997%	249,838.54	79,399.71	0.00	N/A	11/01/28	--	60,000,000.00	59,920,600.29	12/01/23
4	10201223	1	MF	Long Island City	NY	Actual/360	4.131%	206,526.00	0.00	0.00	N/A	03/01/24	--	60,000,000.00	60,000,000.00	12/01/23
5	10201227	1	OF	Beverly Hills	CA	Actual/360	5.150%	236,041.67	0.00	0.00	N/A	02/06/29	--	55,000,000.00	55,000,000.00	12/06/23
6	10201228	1	OF	Austin	TX	Actual/360	4.830%	173,075.00	0.00	0.00	N/A	03/06/29	--	43,000,000.00	43,000,000.00	12/06/23
7	10201229	1	OF	San Francisco	CA	Actual/360	3.850%	128,333.33	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	12/06/23
9	10201232	1	MU	New York	NY	Actual/360	5.150%	171,666.67	0.00	0.00	N/A	02/06/29	--	40,000,000.00	40,000,000.00	12/06/23
10	10201233	1	MF	Cincinnati	OH	Actual/360	5.130%	158,077.00	51,668.94	0.00	N/A	02/06/24	--	36,977,075.37	36,925,406.43	12/06/23
11	10201234	1	MF	Chicago	IL	Actual/360	4.870%	154,216.67	0.00	0.00	N/A	03/01/29	--	38,000,000.00	38,000,000.00	12/01/23
12	10201235	1	LO	Scottsdale	AZ	Actual/360	5.915%	174,987.50	0.00	0.00	N/A	02/06/29	--	35,500,000.00	35,500,000.00	12/06/23
13	10201236	1	OF	Denver	CO	Actual/360	4.890%	125,399.09	50,600.44	0.00	N/A	03/01/29	--	30,772,783.89	30,722,183.45	12/01/23
14	10201237	1	MF	Katy	TX	Actual/360	4.801%	124,425.92	0.00	0.00	N/A	03/01/29	--	31,100,000.00	31,100,000.00	12/01/23
15	10201238	1	RT	Various	Various	Actual/360	5.157%	122,645.86	33,719.15	0.00	01/06/29	01/06/33	--	28,536,307.09	28,502,587.94	12/06/23
16	10201239	1	OF	Tulsa	OK	Actual/360	5.250%	116,868.49	41,475.92	0.00	N/A	03/06/29	--	26,712,797.94	26,671,322.02	12/06/23
17	10201241	1	MF	Houston	TX	Actual/360	4.840%	108,217.05	36,731.56	0.00	N/A	03/06/29	--	26,830,672.36	26,793,940.80	11/06/23
18	10201242	1	MF	Toledo	OH	Actual/360	5.100%	111,915.63	34,680.81	0.00	N/A	02/06/29	--	26,333,088.24	26,298,407.43	11/06/23
19	10201243	1	OF	Cincinnati	OH	Actual/360	5.059%	101,218.63	36,591.84	0.00	N/A	12/06/28	--	24,009,163.24	23,972,571.40	12/06/23
20	10201244	1	MF	Oklahoma City	OK	Actual/360	5.190%	103,800.00	0.00	0.00	N/A	02/06/29	--	24,000,000.00	24,000,000.00	12/06/23
21	10201245	1	MF	Seattle	WA	Actual/360	5.000%	90,416.67	0.00	0.00	N/A	02/06/29	--	21,700,000.00	21,700,000.00	12/06/23
22	10201246	1	MU	San Mateo	CA	Actual/360	4.950%	86,625.00	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	11/06/23
23	10201247	1	RT	San Diego	CA	Actual/360	5.230%	87,166.67	0.00	0.00	N/A	12/01/28	--	20,000,000.00	20,000,000.00	12/01/23
24	10201248	1	OF	San Francisco	CA	Actual/360	5.000%	78,450.03	23,546.08	0.00	N/A	03/01/29	--	18,828,007.42	18,804,461.34	04/01/23
25	10201249	1	MF	Various	Various	Actual/360	5.150%	75,104.17	0.00	0.00	N/A	02/01/29	--	17,500,000.00	17,500,000.00	12/01/23
26	10201250	1	RT	Roanoke	TX	Actual/360	4.870%	67,287.17	0.00	0.00	N/A	02/01/29	--	16,580,000.00	16,580,000.00	12/01/23
27	10201251	1	LO	Various	TX	Actual/360	5.400%	69,519.92	23,413.43	0.00	N/A	03/06/29	--	15,448,871.38	15,425,457.95	12/06/23
28	10201252	1	LO	Audubon	PA	Actual/360	5.100%	60,450.07	22,621.25	0.00	N/A	03/01/29	--	14,223,545.46	14,200,924.21	12/01/23
29	10201253	1	LO	Phoenixville	PA	Actual/360	5.100%	60,450.07	22,621.25	0.00	N/A	03/01/29	--	14,223,545.46	14,200,924.21	12/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	10201254	1	LO	Tucson	AZ	Actual/360	5.380%	65,606.14	18,436.31	0.00	N/A	01/06/29	--	14,633,339.20	14,614,902.89	12/06/23
31	10201255	1	MU	Brooklyn	NY	Actual/360	4.790%	59,875.00	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	12/06/23
32	10201256	1	LO	Anaheim	CA	Actual/360	4.850%	60,220.83	0.00	0.00	N/A	02/06/29	--	14,900,000.00	14,900,000.00	12/06/23
33	10201257	1	SS	Various	Various	Actual/360	5.060%	59,414.05	18,687.41	0.00	N/A	02/06/29	--	14,090,288.35	14,071,600.94	12/06/23
34	10201258	1	OF	Indianapolis	IN	Actual/360	4.960%	50,635.91	20,169.39	0.00	N/A	01/06/29	--	12,250,622.47	12,230,453.08	12/06/23
35	10201259	1	MU	New York	NY	Actual/360	4.980%	51,460.00	0.00	0.00	N/A	03/06/29	--	12,400,000.00	12,400,000.00	12/06/23
36	10201260	1	RT	Los Angeles	CA	Actual/360	4.400%	42,064.61	11,113.99	0.00	N/A	03/06/29	--	11,472,167.02	11,461,053.03	12/06/23
37	10201261	1	SS	Various	AL	Actual/360	5.300%	50,096.71	14,318.63	0.00	N/A	03/06/29	--	11,342,651.17	11,328,332.54	12/06/23
38	10201262	1	98	Fairlawn	OH	Actual/360	4.850%	44,458.33	0.00	0.00	N/A	03/06/29	--	11,000,000.00	11,000,000.00	12/06/23
39	10201263	1	RT	Various	Various	Actual/360	4.820%	41,928.12	14,340.50	0.00	N/A	03/01/29	--	10,438,537.02	10,424,196.52	12/01/23
40	10201264	1	RT	New York	NY	Actual/360	5.100%	40,587.50	1,449,316.51	0.00	N/A	03/01/29	--	9,550,000.00	8,100,683.49	11/01/23
41	10201265	1	Various Various		Various	Actual/360	4.880%	32,721.89	13,345.63	0.00	N/A	02/06/29	--	8,046,365.74	8,033,020.11	12/06/23
42	10201266	1	RT	The Colony	TX	Actual/360	5.200%	34,305.25	10,172.73	0.00	N/A	03/01/29	--	7,916,595.54	7,906,422.81	12/01/23
43	10201267	1	MU	Brooklyn	NY	Actual/360	5.060%	31,203.33	0.00	0.00	N/A	03/06/29	--	7,400,000.00	7,400,000.00	12/06/23
44	10201268	1	SS	Sugar Land	TX	Actual/360	4.410%	19,661.25	0.00	0.00	N/A	02/06/29	--	5,350,000.00	5,350,000.00	12/06/23
45	10201269	1	RT	Houston	TX	Actual/360	5.050%	15,638.06	5,957.20	0.00	N/A	03/01/29	--	3,715,975.73	3,710,018.53	12/01/23
46	10201270	1	MF	Shreveport	LA	Actual/360	5.180%	14,834.86	5,436.55	0.00	N/A	02/06/29	--	3,436,646.06	3,431,209.51	12/06/23
Totals								4,439,559.66	2,038,365.23	0.00				1,094,219,046.15	1,092,180,680.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	55,379,778.00	54,875,431.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	7,084,979.00	4,676,428.50	01/01/23	06/30/23	--	0.00	0.00	236,758.50	482,100.29	0.00	0.00
3	1	19,131,171.37	14,594,702.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	12,343,216.71	10,057,155.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,656,336.50	3,888,959.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,743,687.34	2,178,813.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	50,426,610.00	25,416,806.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	9,478,634.00	7,466,038.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,094,612.17	3,424,508.78	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,489,331.95	2,986,913.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	5,978,124.52	3,265,273.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,877,683.00	1,877,421.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,321,430.00	3,246,208.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,913,893.52	2,777,140.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	5,000,299.64	2,904,518.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,573,297.19	2,684,113.19	10/01/22	09/30/23	--	0.00	0.00	144,741.12	144,741.12	0.00	0.00
18	1	2,239,589.11	1,098,345.59	01/01/23	06/30/23	--	0.00	0.00	145,789.33	145,789.33	0.00	0.00
19	1	7,071,232.92	3,779,234.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,227,094.99	2,333,742.87	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,070,648.37	650,474.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,997,855.22	1,014,764.89	01/01/23	06/30/23	--	0.00	0.00	86,287.59	86,287.59	0.00	0.00
23	1	8,660,032.00	12,279,057.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	783,761.00	0.00	--	--	12/11/23	8,964,979.22	97,608.58	64,427.08	717,444.86	0.00	0.00
25	1	7,060,019.00	4,180,316.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,408,794.00	1,401,261.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	3,162,208.87	3,286,719.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,479,603.34	1,610,246.34	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,051,927.33	1,391,468.33	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	4,185,833.53	3,929,387.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,246,695.91	800,236.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	2,104,518.21	1,305,347.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,626,471.63	1,299,505.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,115,411.06	1,194,418.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	631,843.42	513,608.02	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,103,399.78	1,584,385.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	119,006.46	0.00
37	1	2,314,141.04	1,810,876.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,002,213.28	767,859.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	958,531.00	959,852.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	07/11/23	6,731,418.45	28,580.48	11,967.22	11,967.22	133,671.49	0.00
41	1	924,014.87	530,529.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	966,529.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	574,318.24	317,937.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	981,636.26	491,293.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	330,967.00	269,303.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		253,772,375.29	195,120,604.63				15,696,397.67	126,189.06	689,970.84	1,588,330.41	252,677.95	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
40	10201264	1	1,449,316.51	Partial Liquidation (Curtailment)	0.00	0.00
Totals			1,449,316.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	1	60,000,000.00	0	0.00	1	18,804,461.34	1	18,804,461.34	1	8,100,683.49	0	0.00	1	1,449,316.51	0	0.00	4.868334%	4.845876%	57
11/17/23	0	0.00	0	0.00	2	28,378,007.42	1	18,828,007.42	1	9,550,000.00	0	0.00	0	0.00	0	0.00	4.868743%	4.846291%	58
10/17/23	1	60,000,000.00	0	0.00	2	28,398,848.76	2	28,398,848.76	0	0.00	0	0.00	0	0.00	0	0.00	4.868826%	4.846371%	59
09/15/23	0	0.00	1	60,000,000.00	2	28,422,210.66	2	28,422,210.66	0	0.00	0	0.00	0	0.00	0	0.00	4.868918%	4.846460%	60
08/17/23	1	60,000,000.00	0	0.00	2	28,442,862.50	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869000%	4.846540%	61
07/17/23	1	60,000,000.00	1	18,913,425.80	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869081%	4.846618%	62
06/16/23	2	78,936,519.74	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869171%	4.846706%	63
05/17/23	1	60,000,000.00	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	4.869252%	4.846784%	64
04/17/23	1	60,000,000.00	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.885892%	4.863646%	63
03/17/23	0	0.00	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.885962%	4.863714%	64
02/17/23	0	0.00	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.886055%	4.863803%	65
01/18/23	0	0.00	0	0.00	1	9,550,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.886122%	4.863868%	66
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10201217	10/06/23	1	1	236,758.50	482,100.29	0.00	60,000,000.00
17	10201241	11/06/23	0	B	144,741.12	144,741.12	165.75	26,830,672.36
18	10201242	11/06/23	0	B	145,789.33	145,789.33	0.00	26,333,088.24
22	10201246	11/06/23	0	B	86,287.59	86,287.59	802.71	21,000,000.00
24	10201248	04/01/23	7	3	64,427.08	717,444.86	42,999.96	18,979,809.45	07/07/23	2		08/25/23
40	10201264	11/01/23	0	B	11,967.22	11,967.22	284,991.64	8,100,683.49	01/10/22	7			10/25/23
Totals					689,970.84	1,588,330.41	328,960.06	161,244,253.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		193,850,813	193,850,813	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		327,786,343	207,786,343	120,000,000		0
> 60 Months		1,662,724,206	1,608,913,916	0		53,810,290

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	1,092,180,681	1,005,275,536	60,000,000	0	0	26,905,145
Nov-23	1,094,219,046	1,065,841,039	0	0	0	28,378,007
Oct-23	1,094,675,545	1,006,276,696	60,000,000	0	0	28,398,849
Sep-23	1,095,181,101	1,006,758,890	0	60,000,000	0	28,422,211
Aug-23	1,095,633,389	1,007,190,527	60,000,000	0	18,892,863	9,550,000
Jul-23	1,096,083,698	1,007,620,272	60,000,000	18,913,426	9,550,000	0
Jun-23	1,096,583,289	1,008,096,770	78,936,520	0	9,550,000	0
May-23	1,097,029,441	1,027,479,441	60,000,000	0	9,550,000	0
Apr-23	1,137,525,026	1,067,975,026	60,000,000	0	9,550,000	0
Mar-23	1,137,967,055	1,128,417,055	0	0	9,550,000	0
Feb-23	1,138,533,749	1,128,983,749	0	0	9,550,000	0
Jan-23	1,138,951,256	1,129,401,256	0	0	9,550,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	10201248	18,804,461.34	18,979,809.45	11,900,000.00	08/16/23	783,761.00	0.81000	--	03/01/29	303
40	10201264	8,100,683.49	8,100,683.49	3,800,000.00	10/25/23	779,025.00	1.57000	--	03/01/29	I/O
Totals		26,905,144.83	27,080,492.94	15,700,000.00		1,562,786.00
2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	10201248	OF	CA	07/07/23	2
12/11/2023

Loan transferred to special servicing effective 7/7/23 due to Payment Default. Notice of default recorded. The Borrower has provided two proposals with unfavorable terms that the Lender has rejected. An order has been filed with the court to appoint a receiver for the asset. The Borrower has provided its consent to receivership. Receivership granted by the court on 11/3/2023. The receiver has engaged a local third party leasing and property management company that will provide a recommended planto stabilize the property.

40	10201264	RT	NY	01/10/22	7
12/8/2023

“Major Lease” shall mean as to the Property (i) any Lease (including, without limitation, any ancillary documents relating to the applicable Lease) which, individually or when aggregated with all other leases at the Property with the same Ten ant or its Affiliate, that either (A) accounts for fifteen percent (15%) or more of the total rental income for the Property, or (B) demises one hundred thousand (100,000) square feet or more of the Property’s gross leasable area, (ii) any

Lease which contains any option, offer, right of first refusal or other similar entitlement to acquire or encumber all or any portion of the Property and (iii) any Lease with an Affiliate of any Borrower Party.

12/8/2023

Borrower shall not, without the prior writt en approval of Lender enter into, renew, extend, amend, modify, permit any assignment of or subletting under, waive any provisions of, release any party to, terminate (except in connection with any election by Borrower (exercising commercially reasonableb usiness judgment) to terminate a Lease as a result of the monetary or material non-monetary default of a Tenant thereunder), reduce rents under, accept a surrender of space under, or shorten the term of, in each case, any Major Lease. Lender’s consent sha ll not be required for any assignment or subleases expressly permitted as of right without lessor consent pursuant to the terms of the applicable Lease.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
				Rate	Balance	Rate
Pros ID	Loan Number	Group	Balance				Code¹	Date	Date	Date
8	10201230	1	0.00	5.34000%	0.00	5.34000%	8	01/05/21	01/05/21	09/13/21
8	10201230	1	0.00	5.34000%	0.00	5.34000%	8	09/13/21	01/05/21	01/05/21
27	10201251	1	0.00	5.40000%	0.00	5.40000%	10	06/04/20	06/04/20	04/06/20
27	10201251	1	0.00	5.40000%	0.00	5.40000%	10	04/06/20	06/04/20	06/04/20
32	10201256	1	0.00	4.85000%	0.00	4.85000%	8	04/11/22	02/11/22	02/11/22
32	10201256	1	0.00	4.85000%	0.00	4.85000%	8	02/11/22	02/11/22	04/11/22
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	688.32	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.46	0.00	0.00	0.00
24	0.00	0.00	3,922.50	0.00	0.00	37,316.73	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	(270,045.82)	0.00	0.00	61,598.60	0.00	0.00	0.00
Total	0.00	0.00	7,422.50	0.00	0.00	(232,729.09)	0.00	0.00	62,302.38	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(163,004.21)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Risk Retention

Pursuant to the TSA and the EU Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EURisk Retention Special Notices" tab for the Hudson Yards 2019-30HY

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party'scompliance with the EU Retention Covenant and the EU Hedging Covenant under the EU Retention Rules. Investors should refer to the

Certificate Administrator's website for all suchinformation.Disclosable Special Servicer Fees would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28